Note 3 - Basis of Presentation	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
3.	Basis of Presentation

We have prepared the accompanying interim
condensed consolidated financial statements in accordance with US accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form
10
-Q and Regulation S-
X
of the Securities and Exchange Commission (“SEC”). Accordingly, they do not
include all of the information and footnotes required by GAAP for complete financial statements. These interim condensed consolidated financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly our consolidated financial position, consolidated results of operations and consolidated cash flows for the periods and as of the dates presented. Our fiscal year ends on
December 31.
The condensed consolidated balance sheet as of
December 31, 2016
was derived from audited consolidated financial statements, but does not
include all disclosures required by GAAP. These interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and the notes thereto included in our Annual Report on Form
10
-K filed with the SEC on
March 30, 2017
and our other filings with the SEC. The nature of our business is such that the results of any interim period may
not
be indicative of the results to be expected for the entire year.

Effect
ive
November 7, 2017,
we implemented a

-for-
10
reverse split of our common stock. As previously announced, the reverse stock split was approved by our stockholders as of
September 12, 2017,
and was intended to increase the market price per share of our common stock to a level that qualifies for listing on the Nasdaq Capital Market. Concurrent with the reverse stock split, there was a
50%
reduction in the number of shares authorized for issuance by the Company. All references to share and per share amounts included in these condensed consolidated financial statements have been retroactively restated to reflect the reverse split. See Note titled “
Subsequent Events
” for additional information.

Recently
a
dopted
a
ccounting
p
ronouncement

In
March 2016,
the
Financial Accounting Standards Board (“FASB”) issued ASU
No.
2016
-
09,
Improvements to Employee Share-Based Payment Accounting. The guidance in ASU
2016
-
09
is intended to simplify aspects of the accounting for employee share-based payments, including the accounting for income taxes, forfeitures, statutory withholding requirements, and classification on the statement of cash flows. The standard is effective for interim and annual periods beginning after
December 15, 2016,
with early adoption permitted. The adoption of this standard did not
have a material impact on our financial condition and results of operations.

In
July 2017,
the FASB issued ASU
2017
-
11,
Earnings Per Share (Topic

), Distinguishing Liabilities from Equity (Topic

) and Derivatives and Hedging (Topic

): I. Accounting for Certain Financial Instruments with Down Round Features;
and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception. Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic
480,
Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not
have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after
December 15, 2018,
with early adoption permitted. The adoption of ASU
2017
-
11,
during the
nine
months ended
September 30, 2017,
did
not
have any impact on the condensed consolidated financial statements and related disclosures.